Interest and other finance costs	12 Months Ended
Dec. 31, 2025
Interest and other finance costs
Interest and other finance costs

4 Interest and other finance costs

4.1 Interest income/(expense)

	2025	2024	2023
	$ million	$ million	$ million
Interest income	28	24	34
Interest expense:
Bank borrowings	(5)	(8)	(10)
Private placement notes	(19)	(29)	(38)
Corporate bond	(104)	(89)	(46)
Lease liabilities	(8)	(8)	(8)
Other	(4)	(11)	(30)
	(140)	(145)	(132)
Net interest expense	(112)	(121)	(98)

4.2 Other finance costs

		2025	2024	2023
	Notes	$ million	$ million	$ million
Retirement benefit net interest expense	18	(6)	(4)	(1)
Unwinding of discount[1]		(33)	(19)	(6)
Investment income relating to deferred compensation arrangements		14	–	–
Gain on repurchase of bonds	15	10	–	–
Other		(1)	(5)	–
Other finance costs		(16)	(28)	(7)
1	Includes discount unwind on provision for metal-on-metal hip claims and acquisition related liabilities.